Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

19.   Subsequent events

COVID-19 pandemic

The outbreak of a novel strain of coronavirus (COVID-19) spread throughout China and to other countries globally. The Group, as well as its suppliers and customers, have experienced significant business disruptions due to government-mandated quarantine measures and travel restrictions to contain the spread of the pandemic. Out of public health concerns, the Group cancelled all offline events such as auto shows and special promotion events previously scheduled in February and March 2020, and held very few offline events in April 2020. The Group expects to continue to reduce the number of offline events in the coming months, as the Chinese government has issued guidelines to continue to curb indoor public gatherings. In addition, the spread of COVID-19 may continue to cause a general slowdown of the Chinese economy in 2020 and beyond, leading to a further slump in the demand for automobiles in China. The reduction in the number of auto shows and special promotion events, combined with a sustained decline in demand in the near future, could materially and adversely affect the Group’s business, results of operations, financial condition and cash flows. Furthermore, as the business operations of the industry customers have also been disrupted, the Group has experienced a delay in collecting the accounts receivable due to the COVID-19 pandemic, which could materially and adversely affect its liquidity. In response to the material impact of the COVID-19 pandemic, the Group has implemented measures to adjust the pace of its operation expansion, conserve resources such as furlough arrangements, scaling back the Group's recruitment budget and employee size and may resort to other costs cutting measures if the outbreak of COVID-19 and its impact persist or escalate, which may have a material adverse effect on the Group's business, results of operations, financial condition and cash flows. The Group is closely monitoring the development of the COVID-19 pandemic and continuously evaluating its impact on the Group's business, results of operations, financial condition and cash flows, the severity of which will depend on the duration of the pandemic and the government’s responsive measures. For the first quarter of 2020, the Company expects net revenues to range from approximately RMB9.0 million to RMB10.0 million, representing a year-over-year approximate decrease of 92.7% to 91.9%, mainly due to cancellation of offline events in February and March as a result of the COVID-19 pandemic.

Acquisition of Longye International

The closing of the acquisition transaction (the "Closing") pursuant to the share purchase agreement (the "Agreement") with, among other parties, Longye International Limited, a company incorporated in the Cayman Islands ("Longye"), took place on January 13, 2020 (the "Closing Date"). Following the Closing, the Company has acquired the entire equity interest in Longye for a consideration of RMB200 million in the form of a combination of cash and the Company's securities. The Company had extended a bridge loan of an amount of U.S. dollar equivalent to RMB100 million upon the execution of the Agreement and other related documents. On the Closing Date, the Company credited this bridge loan to the cash portion of the purchase price, and issued 8,366,444 Class A ordinary shares of the Company ("Consideration Shares") to the selling shareholders of Longye in satisfaction of the securities portion of the total consideration. The Consideration Shares are calculated by dividing a US-dollar equivalent of RMB100 million by the average closing price of the Company's Class A ordinary shares (as represented by American depositary shares) during the thirty-day period ended on May 10, 2019. As of the Closing Date, 20% of the Consideration Shares had fully vested, while the remaining Consideration Shares remain subject to contractual restrictions on transfer. On January 1, 2021, and January 1, 2022, the contractual restrictions related to 30% and 50% of the total Consideration Shares will be lifted, respectively. The above 100% equity interest acquisitions are accounted for as a business combination. The Group is in process of determining the fair value of acquired assets and liabilities, based on management’s experiences with similar assets and liabilities with the assistance from an independent valuation firm. Through the date on which the financial statements were issued, the valuation report for the acquisition is not finished and the initial accounting for the business combination were incomplete.